Government Grants (Tables)	12 Months Ended
Dec. 31, 2021
Government Grants [Abstract]
Schedule of research and development
	December 31,	December 31,	December 31,
Research and Development Projects	2021	2020	2019
Rapid detection of antibody-based pathogens	$102,780	$91,461	$-
Multi-marker test for the early detection of pancreatic cancer	196,217	100,591	-
Microarray based on nucleic acid detection for respiratory pathogens	-	5,995	51,511
Genetically based rapid detection of respiratory tract infections	-	26,087	99,504
	$298,997	$224,134	$151,015